Summary of Significant Accounting Policies (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Summary of significant accounting policies
Cash withdraws from a financial institution, net against cash in audited consolidated financial statements	¥ 3,831
Depreciation	55,298	¥ 45,087	¥ 39,497
Advertising costs	¥ 684	¥ 525	¥ 477
Proprietary technology | Weighted Average
Summary of significant accounting policies
Weighted average amortization period (in years)	12 years
Customer relationships | Weighted Average
Summary of significant accounting policies
Weighted average amortization period (in years)	18 years
Software | Weighted Average
Summary of significant accounting policies
Weighted average amortization period (in years)	6 years
Factories to produce NIDEC's products | Minimum
Summary of significant accounting policies
Property, plant and equipment, estimated useful life (in years)	7 years
Factories to produce NIDEC's products | Maximum
Summary of significant accounting policies
Property, plant and equipment, estimated useful life (in years)	47 years
Head office and sales offices
Summary of significant accounting policies
Property, plant and equipment, estimated useful life (in years)	50 years
Leasehold Improvements | Minimum
Summary of significant accounting policies
Property, plant and equipment, estimated useful life (in years)	3 years
Leasehold Improvements | Maximum
Summary of significant accounting policies
Property, plant and equipment, estimated useful life (in years)	18 years
Machinery and equipment | Minimum
Summary of significant accounting policies
Property, plant and equipment, estimated useful life (in years)	2 years
Machinery and equipment | Maximum
Summary of significant accounting policies
Property, plant and equipment, estimated useful life (in years)	15 years